ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 9 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended September 30, 2011, 2010 and 2009 were as follows:

Years Ended September 30,	2011	2010	2009
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$18,414	$(22,885)	$88,519
Amortization of net periodic benefit costs – net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)

	$14,801	$(28,344)	$74,044

The components of accumulated other comprehensive income (loss) at September 30, 2011 and 2010, net of applicable tax effects, were as follows:

September 30,	2011	2010
	(in thousands)
Unrealized appreciation on securities	$126,126	$107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)

	$98,908	$84,107